Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (117,520)	$ (19,718)	$ (22,931)	$ (33,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal of discontinued operations	1,799	0
Stock-based compensation	2,249	2,231	3,061	3,532
Non-cash operating lease expense	753	895	1,158	981
Depreciation and amortization	114	79	112	143
Amortization of costs to obtain a contract with a customer	184	53	77	0
Amortization of finance lease right-of-use asset	60	0	6	0
Non-cash interest expense	44	0	5	1
Changes in assets and liabilities:
Accounts receivable	14,270	2,655	(10,413)	(477)
Inventory	6,097	(2,901)	(6,097)	0
Prepaid expenses, other current assets, and other assets	(26,832)	2,776	3,735	(2,440)
Accounts payable and accrued liabilities	(6,422)	6,204	8,886	(2,371)
Accrued indirect tax liabilities	8,249	3,155	6,506	3,945
Accrued compensation and benefits	(46)	(402)	235	203
Contract liabilities	(29,340)	(3,956)	(5,799)	2,646
Operating lease liabilities	(778)	(781)	(973)	(1,052)
Net cash used in operating activities	(147,119)	(9,710)	(22,432)	(28,473)
Investing activities:
Purchases of property and equipment	(129)	(327)	(505)	(118)
Net cash used in investing activities	(129)	(327)	(505)	(118)
Financing activities:
Proceeds from private placement, net of issuance costs	239,095	0
Proceeds from underwritten public offering, net of issuance costs	0	17,256	17,256	0
Proceeds from public offering of common stock, net of issuance costs	0	8,706	8,707	2,362
Proceeds from exercise of stock options	0	14	21	0
Issuance costs for underwritten public offering		0	0	(720)
Principal repayments of Term Loan		0	0	(2,593)
Payment of finance lease liabilities	(200)	0
Payment for shares withheld to fund payroll taxes	(39)	0
Net cash provided by financing activities	238,856	25,976	25,984	(951)
Net increase in cash and cash equivalents	91,608	15,939	3,047	(29,542)
Cash and cash equivalents at beginning of period	35,778	32,731	32,731	62,273
Cash and cash equivalents at end of period	127,386	48,670	35,778	32,731
Supplemental disclosure of cash flows:
Interest paid		0	0	40
Income taxes paid	95	651	797	0
Non-cash investing activities:
Purchases of property and equipment, included in accounts payable and accrued liabilities	0	178	11	69
Finance lease right-of-use asset obtained in exchange for lease liability			788	0
Right-of-use asset obtained in exchange for lease liability	0	3,847	3,847	0
Non-cash financing activities:
Purchase of shares pursuant to Employee Stock Purchase Plan	$ 55	63	122	140
Proceeds from public offering of common stock, net of issuance costs, included in prepaid expenses, other current assets, and other assets		$ 0	$ 0	$ 8